Note 1 - Plan Description - Vesting Schedule (Details) - EBP 34-0214400 002 [Member]	Dec. 31, 2025
Less than 2 Years of Service [Member]
Vested percentage	0.00%
Greater than 2 Years But Less than 3 Years of Service [Member]
Vested percentage	20.00%
Greater Than 3 Years But Less Than 4 years of Service [Member]
Vested percentage	40.00%
Greater Than 4 Years But Less Than 5 Years of Service [Member]
Vested percentage	60.00%
Greater than 5 Years But Less Than 6 Years of Service [Member]
Vested percentage	80.00%
Greater Than 6 Years of Service [Member]
Vested percentage	100.00%